Investment in life insurance contract (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2013
Investment In Life Insurance Contract Details Narrative
Change in fair value of life insurance contract	$ 4	$ (5)	$ 5	$ (4)	$ (5)